Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Artisan Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Small Cap Fund Investor: ARTSX | Advisor: APDSX | Institutional: APHSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.32%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment team employs a fundamental investment process to construct a diversified portfolio of US small-cap growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The Fund’s investment process focuses on two distinct elements –security selection and capital allocation. The team overlays its investment process with environmental, social and governance (“ESG”) considerations and broad knowledge of the global economy.
  Security Selection—The team seeks to identify companies that have franchise characteristics (e.g., low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name), are benefiting from an accelerating profit cycle and are trading at a discount to the team’s estimate of private market value. The team looks for companies that are well positioned for long-term growth, which is driven by demand for their products and services at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle.
  Capital Allocation—Based on the team’s fundamental analysis of a company’s profit cycle, it divides the portfolio into three parts. GardenSM investments are small positions in the early part of their profit cycle that may warrant more sizeable allocations as their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because the team believes they are moving through the strongest part of their profit cycles. HarvestSM investments are positions that are being reduced as they near the team’s estimates of full valuation or their profit cycles begin to decelerate.
  ESG Considerations—The team employs a framework in assessing ESG factors that informs its security selection and capital allocation process.
  Broad Knowledge—The team overlays the security selection and capital allocation elements of its investment process with a desire to invest opportunistically across the entire global economy. The team seeks broad knowledge of the global economy in order to position it to find growth wherever it occurs.
The Fund invests primarily in US companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization that is within the range of the market capitalizations of companies in the Russell 2000® Index as of the most recent calendar year-end (between $12.7 million and $8.3 billion as of 31 December 2019).

		The Fund may invest in the securities of non-US companies, but only if the securities are purchased or sold in the US. The Fund’s maximum investment in those securities, including, without limitation, depositary receipts, is 10% of the Fund’s total assets at market value at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Market Risks—Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.
  Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
  Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
  Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
  Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
  Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the performance of the Fund’s Investor Shares has varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended 31 December 2019. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanpartners.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest Quarter Returns(%) During the time period shown in the bar chart.
Highest	23.02	(quarter ended 31 Mar 2019)
Lowest	-19.85	(quarter ended 31 Dec 2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns—(For Periods Ended 31 December 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended 31 December 2019. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are shown only for Investor Shares, and the after-tax returns for Advisor Shares and Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-advantaged account, or to investors who are tax-exempt.

		For Periods Ended 31 December 2019 (%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information may be obtained by calling 800.344.1770. Updated performance information for Investor Shares and Advisor Shares is also available at www.artisanpartners.com.
Artisan Small Cap Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARTSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	$ 1,466
2010	rr_AnnualReturn2010	20.51%
2011	rr_AnnualReturn2011	6.99%
2012	rr_AnnualReturn2012	17.84%
2013	rr_AnnualReturn2013	42.82%
2014	rr_AnnualReturn2014	(0.78%)
2015	rr_AnnualReturn2015	0.34%
2016	rr_AnnualReturn2016	5.54%
2017	rr_AnnualReturn2017	26.81%
2018	rr_AnnualReturn2018	2.25%
2019	rr_AnnualReturn2019	40.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.85%)
1-Year	rr_AverageAnnualReturnYear01	40.14%
5-Year	rr_AverageAnnualReturnYear05	13.99%
10-Year	rr_AverageAnnualReturnYear10	15.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 1995
Artisan Small Cap Fund | Advisor
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APDSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	$ 1,329
1-Year	rr_AverageAnnualReturnYear01	40.33%
5-Year	rr_AverageAnnualReturnYear05
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	21.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Artisan Small Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	APHSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,225
1-Year	rr_AverageAnnualReturnYear01	40.48%
5-Year	rr_AverageAnnualReturnYear05	14.24%
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2012
Artisan Small Cap Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	37.64%
5-Year	rr_AverageAnnualReturnYear05	11.36%
10-Year	rr_AverageAnnualReturnYear10	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 1995
Artisan Small Cap Fund | Return after taxes on distributions and sale of Fund shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	25.44%
5-Year	rr_AverageAnnualReturnYear05	10.65%
10-Year	rr_AverageAnnualReturnYear10	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 1995
Artisan Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	25.52%
5-Year	rr_AverageAnnualReturnYear05	8.23%
10-Year	rr_AverageAnnualReturnYear10	11.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 1995
Artisan Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes) | Advisor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	25.52%
5-Year	rr_AverageAnnualReturnYear05
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Artisan Small Cap Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	25.52%
5-Year	rr_AverageAnnualReturnYear05	8.23%
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2012
Artisan Small Cap Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Investor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	28.48%
5-Year	rr_AverageAnnualReturnYear05	9.34%
10-Year	rr_AverageAnnualReturnYear10	13.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 1995
Artisan Small Cap Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Advisor
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	28.48%
5-Year	rr_AverageAnnualReturnYear05
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
Artisan Small Cap Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	28.48%
5-Year	rr_AverageAnnualReturnYear05	9.34%
10-Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	12.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2012

[1]	“Other Expenses" include "Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses incurred from the Fund’s investment in various money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.